Right-of-use assets	12 Months Ended
Dec. 31, 2022
Right-of-use assets
Right-of-use assets

8     Right-of-use assets

Leased
premises
$
Year ended December 31, 2021
Opening net book value	1,424
Addition	18
Foreign exchange	6
Depreciation	(332)
Closing net book value	1,116

As at December 31, 2021
Cost	1,918
Accumulated depreciation	(802)
Net book value	1,116

Year ended December 31, 2022
Opening net book value	1,116
Foreign exchange	(70)
Depreciation	(228)
Closing net book value	818

As at December 31, 2022
Cost	1,679
Accumulated depreciation	(861)
Net book value	818

The Company leases office premises in Mississauga, Canada and China, Beijing. These lease agreements are typically entered into for three to ten-year periods.